Property, plant, equipment and development costs - Estimates prices for the current and long-term periods (Details)	Dec. 31, 2025 $ / t $ / oz	Dec. 31, 2024 $ / t $ / oz
Less than 1 year | Gold per ounce [Member]
Property, plant, equipment and development costs
Commodity price estimates	3,500	2,000
Less than 1 year | Silver [Member]
Property, plant, equipment and development costs
Commodity price estimates	40	26
Less than 1 year | Copper [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / t	10,500	8,900
Less than 1 year | Lead [Member]
Property, plant, equipment and development costs
Commodity price estimates	1,900	1,900
Less than 1 year | Zinc [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / t	2,900	2,500
Between 1 and 3 years | Gold per ounce [Member]
Property, plant, equipment and development costs
Commodity price estimates		2,304
Between 1 and 3 years | Silver [Member]
Property, plant, equipment and development costs
Commodity price estimates		30
Between 1 and 3 years | Copper [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / t		10,175
Between 1 and 3 years | Lead [Member]
Property, plant, equipment and development costs
Commodity price estimates		2,185
Between 1 and 3 years | Zinc [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / t		2,721
Between 1 and 20 years | Gold per ounce [Member]
Property, plant, equipment and development costs
Commodity price estimates	4,146
Between 1 and 20 years | Silver [Member]
Property, plant, equipment and development costs
Commodity price estimates	53
Between 1 and 20 years | Copper [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / t	13,334
Between 1 and 20 years | Lead [Member]
Property, plant, equipment and development costs
Commodity price estimates	2,622
Between 1 and 20 years | Zinc [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / t	3,416